Note 6 - Indebtedness - Changes in Debt (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Proceeds from the sale of convertible promissory notes, net of debt issuance costs of $7		$ 810	$ 810	$ 1,329
Convertible Debt [Member]
Balances		1,359	1,359
Accrued interest		$ 2	2
Proceeds from the sale of convertible promissory notes, net of debt issuance costs of $7			816
Accrued Interest			103
Aggregate principal value of notes converted into common stock			(2,175)
Accrued interest converted into common stock and warrants			(105)
Balances				1,359
Accrued interest				$ 2